Note Segment reporting (Results of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Net Interest income (expense)	$ 1,734,877	$ 1,501,964	$ 1,422,055
Provision (reversal) for loan losses	228,072	325,424	170,016
Non interest Income	652,494	419,167	297,936
Amortization of intangibles	9,326	9,378	12,144
Goodwill impairment charge	0	0	3,801
Depreciation expense	53,300	48,364	46,874
Loss on early extinguishment of debt	12,522	0	0
Other operating expenses	1,346,414	1,199,454	1,192,816
Income tax expense	119,579	230,830	78,784
Net income (loss) from continuing operations	618,158	107,681	215,556
Segment assets	47,604,577	44,277,337	38,661,609
Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,786,752	1,560,573	1,482,713
Provision (reversal) for loan losses	228,323	330,976	170,051
Non interest Income	612,366	384,022	264,900
Amortization of intangibles	9,285	9,378	12,144
Goodwill impairment charge			3,801
Depreciation expense	52,557	47,715	46,220
Loss on early extinguishment of debt	0
Other operating expenses	1,254,620	1,127,415	1,126,700
Income tax expense	146,489	264,397	112,419
Net income (loss) from continuing operations	707,844	164,714	276,278
Segment assets	47,304,409	43,994,932	38,439,896
Intersegment Elimination
Segment Reporting Information
Net Interest income (expense)	(2)	(217)	(474)
Provision (reversal) for loan losses	0	0	0
Non interest Income	(560)	(572)	(119)
Amortization of intangibles	0	0	0
Goodwill impairment charge			0
Depreciation expense	0	0	0
Other operating expenses	(546)	(551)	(779)
Income tax expense	0	(93)	92
Net income (loss) from continuing operations	(16)	(145)	94
Segment assets	(114,923)	(16,992)	(31,397)
Corporate
Segment Reporting Information
Net Interest income (expense)	(51,875)	(58,609)	(60,658)
Provision (reversal) for loan losses	(251)	403	(35)
Non interest Income	42,914	37,949	35,705
Amortization of intangibles	41	0	0
Goodwill impairment charge			0
Depreciation expense	743	649	654
Loss on early extinguishment of debt	12,522
Other operating expenses	94,640	74,731	68,694
Income tax expense	(26,947)	(35,835)	(33,617)
Net income (loss) from continuing operations	(89,709)	(60,608)	(60,649)
Segment assets	5,099,491	5,046,153	4,982,113
Eliminations
Segment Reporting Information
Net Interest income (expense)	0	0	0
Provision (reversal) for loan losses	0	(5,955)	0
Non interest Income	(2,786)	(2,804)	(2,669)
Amortization of intangibles	0	0	0
Goodwill impairment charge			0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0
Other operating expenses	(2,846)	(2,692)	(2,578)
Income tax expense	37	2,268	(18)
Net income (loss) from continuing operations	23	3,575	(73)
Segment assets	(4,799,323)	(4,763,748)	(4,760,400)
Banco Popular de Puerto Rico
Segment Reporting Information
Goodwill impairment charge	0
Banco Popular de Puerto Rico | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	1,482,178	1,279,844	1,224,771
Provision (reversal) for loan losses	198,442	253,032	154,785
Non interest Income	592,938	364,164	243,368
Amortization of intangibles	8,620	8,713	11,479
Goodwill impairment charge			3,801
Depreciation expense	43,504	39,162	39,505
Other operating expenses	1,073,012	957,924	952,894
Income tax expense	121,195	72,741	75,615
Net income (loss) from continuing operations	630,343	312,436	230,060
Segment assets	38,037,696	34,843,668	29,841,854
Banco Popular de Puerto Rico | Commercial Banking | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	584,293	518,404	472,948
Provision (reversal) for loan losses	105,604	8,911	12,884
Non interest Income	84,762	79,630	(91,411)
Amortization of intangibles	208	211	145
Goodwill impairment charge			0
Depreciation expense	17,668	17,338	16,956
Other operating expenses	276,158	239,369	251,375
Income tax expense	76,255	93,378	41,639
Net income (loss) from continuing operations	193,162	238,827	58,538
Segment assets	27,712,852	21,735,909	15,263,278
Banco Popular de Puerto Rico | Consumer and Retail Banking | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	892,735	753,922	742,854
Provision (reversal) for loan losses	92,838	244,121	141,901
Non interest Income	311,775	194,741	232,113
Amortization of intangibles	4,275	4,274	7,042
Goodwill impairment charge			0
Depreciation expense	25,222	21,120	21,684
Other operating expenses	718,990	656,998	631,234
Income tax expense	100,925	(31,404)	24,068
Net income (loss) from continuing operations	262,260	53,554	149,038
Segment assets	22,712,950	20,180,173	17,592,743
Banco Popular de Puerto Rico | Other Financial Services | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	5,201	7,499	6,172
Provision (reversal) for loan losses	0	0	0
Non interest Income	95,199	90,222	103,005
Amortization of intangibles	4,137	4,228	4,292
Goodwill impairment charge			3,801
Depreciation expense	614	704	865
Other operating expenses	71,344	62,030	70,624
Income tax expense	7,903	10,767	9,908
Net income (loss) from continuing operations	16,402	19,992	19,687
Segment assets	376,992	520,717	406,429
Banco Popular de Puerto Rico | Eliminations | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	(51)	19	2,797
Provision (reversal) for loan losses	0	0	0
Non interest Income	101,202	(429)	(339)
Amortization of intangibles	0	0	0
Goodwill impairment charge			0
Depreciation expense	0	0	0
Other operating expenses	6,520	(473)	(339)
Income tax expense	(63,888)	0	0
Net income (loss) from continuing operations	158,519	63	2,797
Segment assets	(12,765,098)	(7,593,131)	(3,420,596)
PB
Segment Reporting Information
Goodwill impairment charge	0
PB | Reportable Segment
Segment Reporting Information
Net Interest income (expense)	304,576	280,946	258,416
Provision (reversal) for loan losses	29,881	77,944	15,266
Non interest Income	19,988	20,430	21,651
Amortization of intangibles	665	665	665
Goodwill impairment charge			0
Depreciation expense	9,053	8,553	6,715
Other operating expenses	182,154	170,042	174,585
Income tax expense	25,294	191,749	36,712
Net income (loss) from continuing operations	77,517	(147,577)	46,124
Segment assets	$ 9,381,636	$ 9,168,256	$ 8,629,439